INVESTMENT ADVISER
Jundt Associates, Inc.
1550 Utica Avenue South
Suite 950
Minneapolis, MN 55416

DISTRIBUTOR
U.S. Growth Investments, Inc.
1550 Utica Avenue South
Suite 935
Minneapolis, MN 55416

ADMINISTRATOR
Firstar Mutual Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207

TRANSFER AGENT
Firstar Mutual Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207

CUSTODIAN
Firstar Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

INDEPENDENT AUDITORS
KPMG LLP
4200 Norwest Center
90 South Seventh Street
Minneapolis, MN 55402

LEGAL COUNSEL
Faegre & Benson LLP
2200 Norwest Center
Minneapolis, MN 55402



FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEES, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-370-0612 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

CERTAIN PERFORMANCE INFORMATION CONTAINED HEREIN RELATING TO JUNDT U.S. EMERGING GROWTH FUND, JUNDT OPPORTUNITY FUND AND JUNDT TWENTY-FIVE FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., EACH FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUNDS' CURRENT PROSPECTUS.



[LOGO] JUNDT
            FUNDS


JUNDT
GROWTH FUND

JUNDT
U.S. EMERGING
GROWTH FUND

JUNDT
OPPORTUNITY FUND

JUNDT
TWENTY-FIVE FUND


SEMI-ANNUAL REPORT
JUNE 30, 2000






SEARCHING TODAY FOR THE GENIUSES OF TOMORROW(SM)

LETTER TO SHAREHOLDERS (UNAUDITED)

DEAR SHAREHOLDER,

The markets are catching their collective breath after taking a volatile ride during the first half of calendar year 2000. The markets reacted not only to rising oil prices and the Federal Reserve Board's continued concerns over the perils of an overheated economy, but also to the tremendous strength, flexibility and innovation of many U.S. companies. These competing forces were reflected in the NASDAQ as it first surged 22% to reach an all-time high in mid-March, then dropped over 37% by the end of May. The NASDAQ experienced several smaller moves through June and closed the first half of 2000 down 4%. The Dow Jones Industrial Average experienced a similar, albeit less dramatic, ride. The Dow swelled 3% in January to reach an all-time high, and then steadily deflated more than 16% through March. Although the Dow recovered marginally during June, it closed the first half of 2000 down more than 8%. These volatile moves sharply contrasted the steady climb during the first three quarters of 1999 and the sharp rise during the fourth quarter last year. The unparalleled optimism of 1999 was quickly replaced by caution and concern.

Throughout the first half of this year, the Funds recognized the underlying volatility and worked hard to smooth the ride for investors. In the days leading up to the first three Federal Reserve meetings of the year, the Funds moderately hedged their portfolios anticipating that the Fed would raise the discount rate in an attempt to cool the economy. The Fed, in fact, took active steps at each of these three meetings and increased the discount rate from 5.5% to 6.5% where it currently stands. After the Fed's May meeting, economic indicators suggested that the economy showed signs of a moderate slowdown. Accordingly, the Funds removed their hedges on the belief that the Fed would not raise rates at its June meeting. When the Fed refused to push rates higher and companies began to hint at strong second quarter earnings, the Funds were in a position to fully participate in the early-summer rally. Notwithstanding the strong June returns, the Funds' overall positioning throughout the first half of the year insulated the portfolios from the large swings in the markets while it produced steady returns for investors.

JUNDT GROWTH FUND

The Jundt Growth Fund, which is generally managed more conservatively than the other Jundt Funds, concentrates on medium-to-large capitalization companies, with a majority of the equity securities consisting of companies that have annual revenues greater than $750 million. The Fund seeks to invest in companies with annual revenue growth rates of at least 15%. As of June 30th, the Fund's portfolio was generating top-line revenue growth in excess of 78% versus an average of 19% for the companies comprising the Standard & Poor's 500 Index.

Companies in the telecommunications and medical devices/drugs sectors were prominent in the portfolio during the period.

The aggregate returns for the various periods ended June 30, 2000 for the Jundt Growth Fund and the Fund's comparable benchmarks are stated below:

                                                            SINCE
                               YEAR-TO-DATE    1-YEAR    INCEPTION(1)
                               ------------    ------    ------------
JUNDT GROWTH FUND*                (2.57)%       5.42%      194.40%
Lipper Growth Fund Index           2.81        17.57       322.94
Standard & Poor's 500 Index       (0.42)        7.24       357.59

JUNDT U.S. EMERGING GROWTH FUND
(FUND CLOSED TO NEW INVESTORS)

The investment objective of the Jundt U.S. Emerging Growth Fund is long-term capital appreciation. The Fund seeks to attain this objective by investing in 30 to 50 of the fastest growing companies in the United States. This Fund concentrates on small-to-medium capitalization companies. The majority of its portfolio is comprised of companies with annual revenues of less than $250 million. We place an emphasis on companies we believe will achieve annual revenue growth of at least 25%. As of June 30th, the Fund's portfolio was generating top-line revenue growth in excess of 134%.

Companies in the computer services/software, telecommunications and Internet technology sectors were the largest portions of the portfolio during the period.

The aggregate returns for the various periods ended June 30, 2000 for the Jundt U.S. Emerging Growth Fund and the Fund's comparable benchmarks are stated below:

                                                            SINCE
                               YEAR-TO-DATE    1-YEAR    INCEPTION(2)
                               ------------    ------    ------------
JUNDT U.S. EMERGING
 GROWTH FUND**                     6.13%       58.08%      320.02%
Lipper Small Cap
 Fund Index                        4.58        35.27        93.03
Standard & Poor's 500 Index       (0.42)        7.24       155.14


JUNDT OPPORTUNITY FUND

The Jundt Opportunity Fund seeks long-term capital appreciation by utilizing an aggressive yet flexible investment program. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts to protect assets against adverse market price changes and to generate additional investment returns.

Companies in the computer hardware and software, telecommunications and medical devices/drug sectors were significant positions within the Fund's portfolio during the period.

The aggregate returns for the various periods ended June 30, 2000 for the Jundt Opportunity Fund and the Fund's comparable benchmarks are stated below:

                                                            SINCE
                               YEAR-TO-DATE    1-YEAR    INCEPTION(3)
                               ------------    ------    ------------
JUNDT OPPORTUNITY FUND**          10.92%       36.12%      238.30%
Lipper Capital Appreciation
 Fund Index                       (1.54)       19.18        97.44
Standard & Poor's 500 Index       (0.42)        7.24       107.01


JUNDT TWENTY-FIVE FUND

The Jundt Twenty-Five Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve this objective by investing in a concentrated portfolio of approximately, but not less than, 25 stocks composed primarily of American growth companies of all sizes.

The Fund's investment concentrations during the period were largely in telecommunications, medical devices/drugs, computer software, computer software and Internet technology stocks.

The aggregate returns for the various periods ended June 30, 2000 for the Jundt Twenty-Five Fund and the Fund's comparable benchmark are stated below:

                                                            SINCE
                               YEAR-TO-DATE    1-YEAR    INCEPTION(4)
                               ------------    ------    ------------
JUNDT TWENTY-FIVE FUND**          (3.83)%      13.43%      138.60%
Lipper Capital Appreciation
 Fund Index                       (1.54)       19.18        64.41
Standard & Poor's 500 Index       (0.42)        7.24        55.21

LETTER TO SHAREHOLDERS (UNAUDITED) (CONCLUDED)

JUNDT EXPANDS FUND FAMILY

I am pleased to announce the addition of two new funds to the Jundt Family of Funds -- Jundt Mid-Cap Growth Fund and Jundt Science & Technology Fund.

JUNDT MID-CAP GROWTH FUND maintains a core portfolio of approximately 30 to 50 stocks of primarily medium-size American Growth companies with market capitalizations similar to the S&P Mid-Cap 400 Index. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts to protect assets against adverse market price changes and to generate additional investment returns.

JUNDT SCIENCE & TECHNOLOGY FUND maintains a core portfolio of approximately 30 to 50 stocks of primarily medium-size American Growth companies without regard to their size, that design, develop, manufacture or sell science or technology-related products or services. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts to protect assets against adverse market price changes and to generate additional investment returns.

Please note that the Jundt Funds have selected Firstar Bank to provide custodial services and Firstar Mutual Fund Services for fund administration, fund accounting and transfer agency services. As a result, the Funds now have a new address and wiring instructions for placing financial transactions. Please contact your broker or the Funds at 1-800-370-0612 if you have any questions.

WE CLOSED THE JUNDT U.S. EMERGING GROWTH FUND TO NEW INVESTORS AS OF APRIL 30, 2000. Existing shareholders may continue to purchase additional shares of the Fund.

Thank you for investing with us in the Jundt Funds.

Sincerely,


/s/ James R. Jundt

James R. Jundt
Chairman


  *Quoted performance is for the Growth Fund's Class I shares, which are not available for public investment. The Fund currently issues four share classes, each subject to different sales charges and Rule 12b-1 fees. Class I shares are not subject to sales charges or Rule 12b-1 fees. Therefore, the performance of Class I shares will exceed that of each of the Fund's other share classes.

 **Quoted performance is for the Fund's Class A shares. Each Fund currently issues four share classes, each subject to different sales charges and Rule 12b-1 fees. Class A shares are subject to a maximum front-end sales charge of 5.25%. The stated return does not reflect the deduction of any front-end sales charge.

(1)Inception dates are September 3, 1991 for the Jundt Growth Fund's Class I shares and the S & P 500 Index and August 31, 1991 for the Lipper Growth Fund Index.

(2)Inception dates are January 2, 1996 for the Jundt U.S. Emerging Growth Fund's Class A shares and December 29, 1995 for the Lipper Small Cap Growth Fund Index and the S & P 500 Index.

(3)Inception date is December 26, 1996 for the Jundt Opportunity Fund's Class A shares and the Lipper Capital Appreciation Fund Index and December 31, 1996 for the S & P 500 Index.

(4)Inception date is December 31, 1997 for the Jundt Twenty-Five Fund's Class A shares and the Index data.

JUNDT ASSOCIATES' APPROACH TO INVESTING: GROWTH FUND

JUNDT ASSOCIATES IS GROWTH-ORIENTED; OUR FOCUS IS ON COMPANIES GENERATING significant revenue increases. We believe the U.S. economy's heterogeneous nature and multi-trillion-dollar size generally afford investors significant growth opportunities. We emphasize the fundamental prospects of individual companies rather than macroeconomic trends.

The Growth Fund concentrates on medium- to large-size companies, with at least half the equity securities consisting of companies that have annual revenues greater than $750 million. Within these parameters, the Growth Fund's mission is to establish equity positions in 30 to 50 companies we believe to be among the fastest-growing corporations in America. Particular emphasis is placed on companies we believe will achieve annual rates of revenue growth of 15% or greater. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 2000
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                  [PIE CHART]

                Computer Services/Software              7.5%
                Computer Hardware                       2.2%
                Healthcare Services                     6.7%
                Telecommunication Infrastructure       21.8%
                Wireless/Telecommunication Services    23.2%
                Internet Technology                     9.0%
                Internet Services                       1.2%
                Medical Devices/Drugs                  16.5%
                Retail                                  7.1%
                Restaurants                             3.5%

PERFORMANCE DATA: GROWTH FUND (UNAUDITED)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[PLOT POINTS CHART]

            JUNDT GROWTH FUND(1)   JUNDT GROWTH FUND(1)
             (Class I shares         (Class I shares        RUSSELL       LIPPER GROWTH
           without sales charge)*   with sales charge)    1000 INDEX(2)   FUND INDEX(3)
           ----------------------   ------------------    -------------   -------------
9/3/91            10,000                   9,475             10,000          10,000
                  10,036                   9,509             10,000           9,925
12/31/91          11,073                  10,492             10,840          10,801
                  10,472                   9,922             10,605          10,631
                   9,870                   9,352             10,753          10,421
                  10,178                   9,644             11,094          10,686
12/31/92          11,152                  10,567             11,808          11,625
                  10,665                  10,105             12,300          11,970
                  10,821                  10,253             12,386          12,147
                  11,022                  10,443             12,786          12,730
12/31/93          11,159                  10,573             13,010          13,018
                  11,032                  10,453             12,497          12,628
                  10,331                   9,789             12,472          12,351
                  11,853                  11,230             13,110          12,958
12/31/94          11,681                  11,068             13,060          12,813
                  11,978                  11,349             14,302          13,739
                  12,813                  12,141             15,649          15,209
                  14,267                  13,518             17,044          16,592
12/31/95          13,761                  13,039             17,993          16,997
                  13,957                  13,224             18,985          17,761
                  15,305                  14,501             19,759          18,349
                  15,846                  15,014             20,403          18,880
12/31/96          15,857                  15,024             22,032          19,977
                  14,965                  14,179             22,373          19,901
                  16,575                  15,705             26,134          23,043
                  18,509                  17,537             28,416          25,407
12/31/97          17,577                  16,654             29,270          25,576
                  19,928                  18,881             33,183          28,741
                  21,097                  19,989             34,013          29,558
                  20,260                  19,196             30,506          26,185
12/31/98          25,186                  23,864             37,179          32,147
                  27,806                  26,346             38,713          33,776
                  27,925                  26,459             41,470          35,969
                  27,970                  26,502             38,733          34,107
12/31/99          30,217                  28,630             44,954          41,135
3/31/00           30,844                  29,225             46,588          44,131
6/30/00           29,441                  27,895             44,990          42,290


AVERAGE ANNUAL TOTAL RETURNS (for periods ended June 30, 2000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        SINCE          SINCE
                               1-YEAR      5-YEAR    INCEPTION(4)   INCEPTION(5)
--------------------------------------------------------------------------------
 JUNDT GROWTH CLASS A
 Without sales charge*          5.40%          --           --          18.51%
 With sales charge (a)         (0.14)          --           --          17.10
--------------------------------------------------------------------------------
 JUNDT GROWTH CLASS B
 Without sales charge*          4.43           --           --          17.66
 With sales charge (b)          0.43           --           --          17.40
--------------------------------------------------------------------------------
 JUNDT GROWTH CLASS C
 Without sales charge           4.54           --           --          17.72
 With sales charge (c)          3.54           --           --          17.72
--------------------------------------------------------------------------------
 JUNDT GROWTH CLASS I
 Without sales charge*          5.42        18.08%       13.00%            --
 With sales charge (a)         (0.11)       16.83        12.32             --
--------------------------------------------------------------------------------
 RUSSELL 1000 INDEX             9.25        23.69        18.56          22.80
--------------------------------------------------------------------------------
 LIPPER GROWTH FUND INDEX      17.57        22.70        17.73          22.43
--------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges), including shareholders who acquired Class I shares upon the Fund's conversion to an open-end fund on December 29, 1995.
 (a) maximum initial sales charge of 5.25%.
 (b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
 (c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on September 3, 1991. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. Total return prior to December 29, 1995, reflects the Fund's performance as a closed-end fund. As an open-end fund, the Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Since December 29, 1995, the Fund has offered its shares in four classes (currently, Class A, B, C and I). Class A, Class B and Class C performance will vary from Class I performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2)The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is September 3, 1991.

(3)The Lipper Growth Fund Index is the composite performance of the 30 largest "growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is August 31, 1991.

(4)Inception dates are September 3, 1991, for the Fund's Class I shares and the Russell 1000 Index, and August 31, 1991, for the Lipper Growth Fund Index.

(5)Inception data is December 29, 1995, for the Fund's Class A, Class B and Class C shares and for index data.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2000

COMMON STOCKS

Industry Description and Issue                Number of Shares                Cost    Market Value (a)
------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE (2.2%)
------------------------------------------------------------------------------------------------------
   Texas Instruments                                    30,000         $ 1,962,906         $ 2,060,625
                                                                       -------------------------------
COMPUTER SERVICES/SOFTWARE (7.5%)
------------------------------------------------------------------------------------------------------
   Microsoft Corporation (b)                            48,200           3,235,884           3,856,000
   Siebel Systems Inc. (b)                              20,000           2,120,140           3,271,250
                                                                       -------------------------------
                                                                         5,356,024           7,127,250
                                                                       -------------------------------
HEALTHCARE SERVICES (6.7%)
------------------------------------------------------------------------------------------------------
   Immunex Inc. (b)                                     58,200           1,174,996           2,877,262
   Schering Plough Corporation                          69,100           2,953,858           3,489,550
                                                                       -------------------------------
                                                                         4,128,854           6,366,812
                                                                       -------------------------------
INTERNET SERVICES (1.2%)
------------------------------------------------------------------------------------------------------
   Korea Thrunet Company Limited - Class A              82,800           3,644,707           1,159,200
                                                                       -------------------------------
INTERNET TECHNOLOGY (9.0%)
------------------------------------------------------------------------------------------------------
   America Online Inc. (b)                              94,100           5,576,956           4,963,775
   Intuit Inc. (b)                                      53,400           1,540,659           2,209,425
   Motorola Inc.                                        46,800           1,540,704           1,360,125
                                                                       -------------------------------
                                                                         8,658,319           8,533,325
                                                                       -------------------------------
MEDICAL DEVICES/DRUGS (16.5%)
------------------------------------------------------------------------------------------------------
   Amgen (b)                                            33,600           1,178,181           2,360,400
   Biogen Inc. (b)                                      56,700           3,717,155           3,657,150
   Lilly Eli & Company                                  12,200           1,251,866           1,218,475
   Merck & Co.                                          25,800           1,748,348           1,976,925
   Pharmacia Corporation                               124,254           5,284,159           6,422,379
                                                                       -------------------------------
                                                                        13,179,709          15,635,329
                                                                       -------------------------------
RESTAURANTS (3.5%)
------------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                            86,100           2,154,348           3,287,944
                                                                       -------------------------------


See accompanying notes to schedule of investments.                             6

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2000

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                 Number of Shares                Cost    Market Value (a)
-------------------------------------------------------------------------------------------------------
RETAIL (7.1%)
-------------------------------------------------------------------------------------------------------
   Autozone Inc. (b)                                    113,400         $ 3,392,267         $ 2,494,800
   Bed Bath and Beyond Inc. (b)                          34,400             592,351           1,247,000
   Best Buy Company Inc. (b)                              6,000             375,107             379,500
   Home Depot                                            51,300             663,035           2,561,794
                                                                        -------------------------------
                                                                          5,022,760           6,683,094
                                                                        -------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (21.8%)
-------------------------------------------------------------------------------------------------------
   ADC Telecommunications Inc. (b)                       36,800           1,064,323           3,086,600
   Advanced Fibre Communication (b)                      40,800           1,323,061           1,848,750
   AT&T Wireless Group (b)                               68,600           2,027,690           1,912,225
   At Home Corporation - Series A (b)                   125,200           3,213,255           2,597,900
   Cisco Systems Inc. (b)                                34,500             591,563           2,192,906
   Corning Corporation                                   12,800             887,340           3,454,400
   Global Crossing Limited (b)                           70,600           2,011,930           1,857,662
   GT Group Telecom Inc. (b)                             94,000           1,651,177           1,486,375
   Level 3 Communications Inc. (b)                       24,200           2,076,706           2,129,600
                                                                        -------------------------------
                                                                         14,847,045          20,566,418
                                                                        -------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (23.2%)
-------------------------------------------------------------------------------------------------------
   Cablevision Systems Class A (b)                       39,900           1,572,954           2,708,212
   Gemstar International Group (b)                       63,600           1,026,190           3,908,419
   L.M. Ericsson - ADR                                   89,000           1,482,406           1,780,000
   MCI Worldcom Inc. (b)                                 71,600           3,154,886           3,284,650
   Nextel Communications Inc. - Class A (b)              56,000             842,965           3,426,500
   Nokia Corporation - ADR A                             56,400           1,239,245           2,816,475
   Qwest Communications International (b)                62,400           2,590,907           3,100,500
   Voicestream Wireless Corporation (b)                   7,500             898,750             872,227
                                                                        -------------------------------
                                                                         12,808,303          21,896,983
                                                                        -------------------------------

TOTAL COMMON STOCKS (98.7)                                               71,762,975          93,316,980
                                                                        ===============================


See accompanying notes to schedule of investments.                             7

                                                               Jundt Growth Fund
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2000

SHORT-TERM SECURITY

                                                   Principal Amount/
Issue                                               Number of Shares             Cost    Market Value (a)
---------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITY (3.2%)
---------------------------------------------------------------------------------------------------------
   Repurchase agreement with Merrill Lynch
   Government Securities, Inc., 6.15% acquired on
   6/30/00 and due 7/03/00 with proceeds of $3,001,538
   (collateralized by $2,995,000 U.S. Treasury Note,
   7.50%, due 11/15/01).                                 $ 3,000,000      $ 3,000,000         $ 3,000,000
                                                                          -------------------------------
TOTAL SHORT-TERM SECURITY (3.2%)                                            3,000,000           3,000,000
                                                                          ===============================
   Total investments in securities (101.9%)                               $74,762,975(c)       96,316,980
                                                                          ===========
   Liabilities in excess of other assets (-1.9%)                                               (1,807,194)
                                                                                              -----------

NET ASSETS (100.0%)                                                                           $94,509,786
                                                                                              ===========

  Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at June 30, 2000 approximates book cost of $74,762,975. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        -----------------------------------------------
        Gross unrealized appreciation      $ 27,292,713
        Gross unrealized depreciation        (5,738,708)
                                           ------------
        Net unrealized appreciation        $ 21,554,005
        -----------------------------------------------

   ADR - American Depositary Receipt.


See accompanying notes to financial statements.                                8

JUNDT ASSOCIATES' APPROACH TO INVESTING: U.S. EMERGING GROWTH

THE U.S. EMERGING GROWTH FUND CONCENTRATES ON SMALLER COMPANIES WITH at least half the equity securities consisting of companies with annual revenues less than $750 million. Within these parameters, the U.S. Emerging Growth Fund's mission is to establish equity positions in 30 to 50 companies we believe to be among the fastest-growing corporations in America. The focus is on companies we believe are capable of achieving annual rates of revenue growth of 25% or greater. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 2000
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                  [PIE CHART]

                 Computer Hardware                       4.0%
                 Computer Services/Software             18.6%
                 Wireless/Telecommunication Services    18.8%
                 Telecommunication Infrastructure        5.1%
                 Internet Services                       4.3%
                 Internet Technology                    16.4%
                 Miscellaneous                           6.3%
                 Retail                                  1.2%
                 Restaurants                             3.9%
                 Medical Devices/Drugs                  18.1%

PERFORMANCE DATA: U.S. EMERGING GROWTH FUND (UNAUDITED)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[PLOT POINTS CHART]

               JUNDT U.S.                JUNDT U.S.
         EMERGING GROWTH FUND(1)   EMERGING GROWTH FUND(1)
            (Class A shares           (Class A shares         LIPPER SMALL CAP     RUSSELL 2000
          without sales charge)*     with sales charge)         FUND INDEX(2)     GROWTH INDEX(3)
          ----------------------     ------------------         -------------     ---------------
1/2/96           10,000                    9,475                   10,000             10,000
                 12,260                   11,616                   10,564             10,563
                 14,990                   14,203                   11,403             11,180
                 14,940                   14,156                   11,546             11,084
12/31/96         14,340                   13,588                   11,437             11,114
                 13,474                   12,767                   10,359              9,948
                 16,199                   15,349                   12,128             11,695
                 19,767                   18,729                   13,969             13,673
12/31/97         19,151                   18,145                   13,165             12,552
                 20,804                   19,712                   14,566             14,044
                 21,155                   20,045                   14,003             13,237
                 21,170                   20,058                   11,007             10,277
12/31/98         26,552                   25,158                   13,043             12,707
                 25,770                   24,351                   12,427             12,493
                 26,570                   25,175                   14,273             14,336
                 27,369                   25,932                   13,956             13,631
12/31/99         39,575                   37,497                   18,461             18,182
3/31/00          41,171                   39,010                   20,524             19,889
6/30/00          42,003                   39,798                   19,302             18,423


AVERAGE ANNUAL TOTAL RETURNS (for periods ended June 30, 2000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        SINCE
                                                     1-YEAR         INCEPTION(4)
--------------------------------------------------------------------------------
 JUNDT U.S. EMERGING GROWTH CLASS A
 Without sales charge*                                58.08%           37.58%
 With sales charge (a)                                49.78            35.94
--------------------------------------------------------------------------------
 JUNDT U.S. EMERGING GROWTH CLASS B
 Without sales charge*                                57.06            36.70
 With sales charge (b)                                53.06            36.55
--------------------------------------------------------------------------------
 JUNDT U.S. EMERGING GROWTH CLASS C
 Without sales charge                                 57.02            36.68
 With sales charge (c)                                56.02            36.68
--------------------------------------------------------------------------------
 JUNDT U.S. EMERGING GROWTH CLASS I                   58.63            38.06
--------------------------------------------------------------------------------
 LIPPER SMALL CAP FUND INDEX                          35.27            15.74
--------------------------------------------------------------------------------
 RUSSELL 2000 GROWTH INDEX                            28.39            14.56
--------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges).
 (a) maximum initial sales charge of 5.25%.
 (b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
 (c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on January 2, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $40,007, $40,774 and $42,666, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2)The Lipper Small Cap Fund Index is the composite performance of the 30 largest "small company growth" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 29, 1995.

(3)The Russell 2000 Growth Index measures the performance of the companies within the Russell 2000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is January 2, 1996.

(4)Inception dates are January 2, 1996, for the Fund's shares and the Russell 2000 Growth Index, and December 29, 1995, for Lipper Small Cap Fund Index data.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. PERFORMANCE INFORMATION RELATING TO JUNDT U.S. EMERGING GROWTH FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., THE FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. INVESTMENTS IN SMALLER-CAPITALIZATION COMPANIES MAY EXPERIENCE GREATER DAILY PRICE FLUCTUATIONS THAN INVESTMENTS IN LARGER COMPANIES.

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2000

COMMON STOCKS

Industry Description and Issue                    Number of Shares                Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE (4.0%)
----------------------------------------------------------------------------------------------------------
   Numerical Technologies Inc. (b)                          90,000         $ 3,194,127         $ 4,376,250
   Pixelworks Inc. (b)                                      80,000           1,701,093           1,820,000
                                                                           -------------------------------
                                                                             4,895,220           6,196,250
                                                                           -------------------------------
COMPUTER SERVICES/SOFTWARE (18.6%)
----------------------------------------------------------------------------------------------------------
   Exchange Applications (b)                               179,800           2,544,927           4,787,175
   Immersion Corporation (b)                               207,500           4,610,909           6,225,000
   Interact Commerce Corporation (b)                       429,900           5,950,915           5,078,194
   Jacada Limited (b)                                       82,000           2,414,251           1,040,375
   Macrovision Corporation (b)                              32,000           1,100,375           2,045,500
   New Era of Networks, Inc. (b)                           109,400           3,076,475           4,649,500
   Onyx Software Corporation (b)                            80,000           1,181,866           2,375,000
   Open Market Inc. (b)                                     69,400           1,540,300             958,588
   Xybernaut Corporation (b)                                50,000           1,039,500             559,375
   Zamba (b)                                               140,000           2,022,969             770,000
                                                                           -------------------------------
                                                                            25,482,487          28,488,707
                                                                           -------------------------------
INTERNET SERVICES (4.3%)
----------------------------------------------------------------------------------------------------------
   Digital Insight Corporation (b)                         105,950           3,336,681           3,602,300
   Imagex.com Inc. (b)                                     197,500           3,062,500           1,197,344
   Korea Thrunet Company Limited - Class A (b)             124,200           2,285,444           1,738,800
                                                                           -------------------------------
                                                                             8,684,625           6,538,444
                                                                           -------------------------------
INTERNET TECHNOLOGY (16.4%)
----------------------------------------------------------------------------------------------------------
   Broadbase Software Inc. (b)                              60,000           1,601,876           1,837,500
   Cais Internet (b)                                       120,000           1,827,501           1,687,500
   Choice Point Inc. (b)                                    61,110           2,420,066           2,719,395
   Cognos Inc. (b)                                          70,000           2,358,125           2,896,250
   Metricom Inc. (b)                                        50,000           1,498,125           1,393,750
   Netiq Corporation (b)                                    55,693           2,780,273           3,320,695
   Radware Ltd. (b)                                         77,000           2,627,485           2,040,500
   RSA Security Inc. (b)                                    41,000           1,888,519           2,839,250
   Snowball.com Inc. (b)                                   140,000           1,570,315             682,500
   Starmedia Network Inc. (b)                              157,900           4,755,752           2,980,363
   Travelocity.com Inc. (b)                                168,000           4,116,179           2,751,000
                                                                           -------------------------------
                                                                            27,444,216          25,148,703
                                                                           -------------------------------


See accompanying notes to schedule of investments.                            11

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2000

COMMON STOCKS (CONTINUED)

Industry Description and Issue            Number of Shares                Cost    Market Value (a)
--------------------------------------------------------------------------------------------------
MEDICAL DEVICES/DRUGS (18.1%)
--------------------------------------------------------------------------------------------------
   Cepheid Inc. (b)                                302,500         $ 1,822,187         $ 2,665,781
   Cor Therapeutics Inc. (b)                        25,000           1,523,907           2,132,812
   CV Therapeutics Inc. (b)                         69,000             938,025           4,782,562
   Heartport Inc. (b)                            1,238,400           5,567,637           3,560,400
   Immune Response Corporation (b)                 100,000           1,632,500           1,087,500
   Intrabiotics Pharmaceuticals (b)                 80,000           1,391,250           2,135,000
   Intuitive Surgical Inc. (b)                     250,000           2,250,000           2,359,375
   Minimed Inc. (b)                                 24,300           2,147,221           2,867,400
   Sonic Innovations (b)                           233,700           4,167,876           4,338,056
   Texas Biotechnology Corporation (b)             100,000           2,198,380           1,900,000
                                                                   -------------------------------
                                                                    23,638,983          27,828,886
                                                                   -------------------------------
MISCELLANEOUS (6.3%)
--------------------------------------------------------------------------------------------------
   Edison Schools Incorporated (b)                 115,600           2,082,125           2,680,475
   Photronics Inc. (b)                              40,000           1,517,408           1,135,000
   Sandisk Corporation (b)                          95,000           5,601,978           5,812,812
                                                                   -------------------------------
                                                                     9,201,511           9,628,287
                                                                   -------------------------------
RESTAURANTS (3.9%)
--------------------------------------------------------------------------------------------------
   Diedrich Coffee Inc. (b)                        305,000           1,125,312             629,063
   Famous Daves of America (b)(c)                1,007,500           2,612,100           4,470,781
   P.F. Chang's China Bistro, Inc. (b)              28,300             578,225             903,831
                                                                   -------------------------------
                                                                     4,315,637           6,003,675
                                                                   -------------------------------
RETAIL (1.2%)
--------------------------------------------------------------------------------------------------
   Linens 'N Things (b)                             70,000           1,638,209           1,898,750
                                                                   -------------------------------


See accompanying notes to schedule of investments.                            12

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2000

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                 Number of Shares                Cost    Market Value (a)
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (5.1%)
-------------------------------------------------------------------------------------------------------
   Digital Lightwave Corporation (b)                     24,400        $  1,049,250         $ 2,453,725
   Geoworks Corporation (b)                              97,000           1,986,188           1,527,750
   GRIC Communications Inc. (b)                          80,800           2,272,463           1,449,350
   US Wireless Corporation (b)                           68,200           1,899,376           1,457,775
   Unify Corporation (b)                                102,400           1,852,312             876,800
                                                                       --------------------------------
                                                                          9,059,589           7,765,400
                                                                       --------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (18.8%)
-------------------------------------------------------------------------------------------------------
   Charter Communications (b)                           308,500           4,553,095           5,070,969
   Pinnacle Holdings Inc. (b)                           104,000           4,735,437           5,616,000
   Sirius Satellite Radio Inc. (b)                       52,300           1,925,032           2,317,544
   Tekelec (b)                                           90,000           2,587,815           4,336,875
   Terayon Communication Systems (b)                     30,000           2,068,125           1,927,031
   Versatel Telecom International ADR (b)                99,400           1,649,682           4,286,625
   XM Satellite Radio Holdings (b)                      141,200           4,182,402           5,286,175
                                                                       --------------------------------
                                                                         21,701,588          28,841,219
                                                                       --------------------------------
TOTAL COMMON STOCKS (96.7%)                                             136,062,065         148,338,321
                                                                       ================================


See accompanying notes to schedule of investments.                            13

                                                 Jundt U.S. Emerging Growth Fund
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2000

SHORT-TERM SECURITY

                                                     Principal Amount/
Issue                                                 Number of Shares                     Cost     Market Value (a)
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITY (4.7%)
--------------------------------------------------------------------------------------------------------------------
   Repurchase agreement with Merrill Lynch
   Government Securities, Inc., 6.15% acquired on
   6/30/00 and due 7/03/00 with proceeds of $7,253,716
   (collateralized by $7,235,000 U.S. Treasury Note,
   7.50%, due 11/15/01).                                  $  7,250,000             $  7,250,000         $  7,250,000
                                                                                   ---------------------------------
TOTAL SHORT-TERM SECURITY (4.7%)                                                      7,250,000            7,250,000
                                                                                   =================================
   Total investments in securities (101.4%)                                        $143,312,065(d)       155,588,321
                                                                                   ============
   Liabilities in excess of other assets (-1.4%)                                                          (2,167,860)
                                                                                                        ------------

NET ASSETS (100.0%)                                                                                     $153,420,461
                                                                                                        ============

  Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of Jundt Funds, Inc., as defined in the Investment Company Act of 1940 at or during the period ended June 30, 2000.

   (d) Cost for federal income tax purposes at June 30, 2000 approximates book cost of $143,312,065. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        ------------------------------------------------
        Gross unrealized appreciation      $  31,873,693
        Gross unrealized depreciation        (19,597,437)
                                           -------------
        Net unrealized appreciation        $  12,276,256
        ------------------------------------------------

   ADR - American Depositary Receipt.


See accompanying notes to financial statements.                               14

JUNDT ASSOCIATES' APPROACH TO INVESTING: OPPORTUNITY FUND

THE OPPORTUNITY FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE CAPITAL APPRECIATION BY utilizing an aggressive yet very flexible investment program. While a percentage of equity holdings in the Opportunity Fund may at times mirror those in the Growth and the U.S. Emerging Growth Funds, the Opportunity Fund also may sell securities short, invest in options and futures contracts and leverage the portfolio. These investment techniques, among others, may be utilized by Jundt Associates, the investment adviser, to enable the Opportunity Fund to achieve its objective of capital appreciation. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 2000
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                  [PIE CHART]

                 Computer Services/Software             13.3%
                 Healthcare Services                     5.6%
                 Medical Devices/Drugs                  19.6%
                 Interactive Media                       1.7%
                 Miscellaneous                           1.3%
                 Internet Technology                    11.0%
                 Internet Services                       3.8%
                 Wireless/Telecommunication Services    23.3%
                 Energy                                  1.1%
                 Telecommunication Infrastructure       13.2%
                 Computer Hardware                       5.7%
                 Retail                                  2.4%
                 Restaurants                             3.2%

PERFORMANCE DATA: OPPORTUNITY FUND (UNAUDITED)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[PLOT POINTS CHART]

                    JUNDT                    JUNDT
              OPPORTUNITY FUND(1)      OPPORTUNITY FUND(1)                      LIPPER CAPITAL
               (Class A shares          (Class A shares       RUSSELL 1000       APPRECIATION
             without sales charge)*    with sales charge)    GROWTH INDEX(2)     FUND INDEX(3)
             ----------------------    ------------------    ---------------    --------------
12/26/96            10,000                   9,475               10,000            10,000
12/31/96             9,870                   9,352                9,851            10,010
3/31/97              9,640                   9,134                9,904             9,558
6/3/97              11,330                  10,735               11,777            11,027
9/30/97             14,260                  13,511               12,662            12,301
12/31/97            13,932                  13,200               12,855            12,009
3/31/98             15,397                  14,589               14,802            13,531
6/30/98             16,420                  15,558               15,474            13,773
9/30/98             17,721                  16,791               14,069            11,796
12/31/98            22,406                  21,230               17,830            14,408
3/31/99             24,061                  22,798               18,964            15,100
6/30/99             24,854                  23,549               19,693            16,565
9/30/99             23,679                  22,436               18,972            15,908
12/31/99            30,498                  28,897               23,743            20,052
3/31/00             31,421                  29,772               25,857            21,857
6/30/00             33,828                  32,052               25,126            19,743


AVERAGE ANNUAL TOTAL RETURNS (for periods ended June 30, 2000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        SINCE
                                                     1-YEAR         INCEPTION(4)
--------------------------------------------------------------------------------
 JUNDT OPPORTUNITY CLASS A
 Without sales charge*                                36.12%            41.44%
 With sales charge (a)                                28.97             39.29
--------------------------------------------------------------------------------
 JUNDT OPPORTUNITY CLASS B
 Without sales charge*                                35.12             40.43
 With sales charge (b)                                31.12             40.07
--------------------------------------------------------------------------------
 JUNDT OPPORTUNITY CLASS C
 Without sales charge                                 35.16             40.40
 With sales charge (c)                                34.16             40.40
--------------------------------------------------------------------------------
 JUNDT OPPORTUNITY CLASS I                            36.51             41.83
--------------------------------------------------------------------------------
 RUSSELL 1000 GROWTH INDEX                            25.67             30.15
--------------------------------------------------------------------------------
 LIPPER CAPITAL APPRECIATION FUND INDEX               19.18             21.36
--------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges).
 (a) maximum initial sales charge of 5.25%.
 (b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
 (c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on December 26, 1996. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $30,821, $32,970 and $34,157, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2)The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 31, 1996.

(3)The Lipper Capital Appreciation Fund Index is the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 26, 1996.

(4)Inception date is December 26, 1996, for both the Fund's shares and the Lipper Capital Appreciation Fund Index. Inception date for Russell 1000 Growth Index is December 31, 1996.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. PERFORMANCE INFORMATION RELATING TO JUNDT OPPORTUNITY FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., THE FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SELLING SECURITIES SHORT, EMPLOYING LEVERAGE AND INVESTING IN OPTIONS AND FUTURES CONTRACTS INVOLVE ADDITIONAL INVESTMENT RISK.

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2000

COMMON STOCKS

Industry Description and Issue              Number of Shares                Cost    Market Value (a)
----------------------------------------------------------------------------------------------------
COMPUTER HARDWARE (5.7%)
----------------------------------------------------------------------------------------------------
   Broadcom Corporation (b)                           12,000         $ 2,055,360         $ 2,627,250
   Dialog Semiconductor PLC (b)                       50,000           2,715,150           2,512,500
   Texas Instruments                                  40,000           2,597,230           2,747,500
                                                                     -------------------------------
                                                                       7,367,740           7,887,250
                                                                     -------------------------------
COMPUTER SERVICES/SOFTWARE (13.3%)
----------------------------------------------------------------------------------------------------
   Immersion Corporation (b)                         177,400           3,935,373           5,322,000
   Microsoft Corporation (b)                          84,800           6,799,256           6,784,000
   Siebel Systems Inc. (b)                            21,000           2,226,147           3,434,813
   Veritas Software Corporation (b)                    7,500              86,265             847,617
   Visual Networks Inc. (b)                           70,000           2,512,003           1,995,000
                                                                     -------------------------------
                                                                      15,559,044          18,383,430
                                                                     -------------------------------
ENERGY (1.1%)
----------------------------------------------------------------------------------------------------
   Schlumberger                                       20,000           1,505,475           1,492,500
                                                                     -------------------------------
HEALTHCARE SERVICES (5.6%)
----------------------------------------------------------------------------------------------------
   Immunex Inc. (b)                                   76,000           2,558,731           3,757,250
   Schering Plough Corporation                        80,000           3,067,512           4,040,000
                                                                     -------------------------------
                                                                       5,626,243           7,797,250
                                                                     -------------------------------
INTERACTIVE MEDIA (1.7%)
----------------------------------------------------------------------------------------------------
   Echostar Communications - Class A (b)              70,000             519,583           2,317,656
                                                                     -------------------------------
INTERNET SERVICES (3.8%)
----------------------------------------------------------------------------------------------------
   Apropos Technology (b)                             87,400           2,401,824           1,737,075
   Internet Initiative Japan - ADR (b)                60,000           4,038,473           3,555,000
                                                                     -------------------------------
                                                                       6,440,297           5,292,075
                                                                     -------------------------------
INTERNET TECHNOLOGY (11.0%)
----------------------------------------------------------------------------------------------------
   America Online Inc. (b)                           133,200           7,823,947           7,026,300
   Genuity Inc. (b)                                  200,000           1,989,060           1,831,250
   Motorola Inc.                                      80,900           2,712,320           2,351,156
   Starmedia Network Inc. (b)                         94,800           2,988,447           1,789,350
   Tele 1 Europe Holdings ADR (b)                     78,600           1,486,308             948,113
   Travelocity.com Inc. (b)                           76,500           2,331,560           1,252,688
                                                                     -------------------------------
                                                                      19,331,642          15,198,857
                                                                     -------------------------------


See accompanying notes to schedule of investments.                            17

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2000

COMMON STOCKS (CONTINUED)

Industry Description and Issue               Number of Shares                Cost    Market Value (a)
-----------------------------------------------------------------------------------------------------
MEDICAL DEVICES/DRUGS (19.6%)
-----------------------------------------------------------------------------------------------------
   Amgen (b)                                           39,900         $ 1,854,365         $ 2,802,975
   Biogen Inc. (b)                                     75,900           5,460,533           4,895,550
   Lilly Eli & Company                                 17,600           1,805,647           1,757,800
   Minimed Inc. (b)                                    29,300           2,748,561           3,457,400
   Pharmacia Corporation                              204,400           7,857,642          10,564,925
   Sepracor Inc. (b)                                   30,000           2,781,333           3,618,750
                                                                      -------------------------------
                                                                       22,508,081          27,097,400
                                                                      -------------------------------
MISCELLANEOUS (1.3%)
-----------------------------------------------------------------------------------------------------
   Sandisk Corporation (b)                             29,000           1,382,102           1,774,438
                                                                      -------------------------------
RESTAURANTS (3.2%)
-----------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                          114,200           3,301,276           4,361,012
                                                                      -------------------------------
RETAIL (2.4%)
-----------------------------------------------------------------------------------------------------
   Autozone Inc. (b)                                  125,000           3,460,625           2,750,000
   Best Buy Company Inc. (b)                            8,500             531,402             537,625
                                                                      -------------------------------
                                                                        3,992,027           3,287,625
                                                                      -------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (13.2%)
-----------------------------------------------------------------------------------------------------
   AT&T Wireless Group (b)                             82,800           2,447,488           2,308,050
   At Home Corporation - Series A (b)                 172,800           5,178,270           3,585,600
   Cisco Systems Inc. (b)                              43,800           1,173,332           2,784,037
   Corning Corporation                                 14,000           2,198,108           3,778,250
   Global Telesystems Inc. (b)                        250,000           3,268,063           3,015,625
   Level 3 Communications Inc. (b)                     30,800           2,615,955           2,710,400
                                                                      -------------------------------
                                                                       16,881,216          18,181,962
                                                                      -------------------------------


See accompanying notes to schedule of investments.                            18

                                                          Jundt Opportunity Fund
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2000

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                     Number of Shares                Cost     Market Value (a)
------------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (23.3%)
------------------------------------------------------------------------------------------------------------
   Charter Communications (b)                               240,700        $  3,615,944         $  3,956,506
   Nextel Communications Inc. - Class A (b)                  70,800           2,386,193            4,332,075
   Nokia Corporation - ADR A                                 74,500           3,392,156            3,720,344
   Primus Telecommunications Group (b)                       90,000           3,161,561            2,238,750
   Qwest Communications International (b)                    50,000           2,210,500            2,484,375
   Time Warner Telecom - Class A (b)                         80,000           3,962,500            5,150,000
   TV Guide Inc. (b)                                         75,000           1,876,887            2,568,750
   Versatel Telecom International ADR (b)                    40,000             755,713            1,725,000
   Voicestream Wireless Corporation (b)                      24,000           3,080,344            2,791,125
   Worldcom Inc. (b)                                         70,000           2,988,100            3,211,250
                                                                           ---------------------------------
                                                                             27,429,898           32,178,175
                                                                           ---------------------------------

TOTAL COMMON STOCKS (105.2%)                                               $131,844,624(c)       145,249,630
                                                                           ============

   Liabilities in excess of other assets (-5.2%)                                                  (7,163,889)
                                                                                                ------------

NET ASSETS (100.0%)                                                                             $138,085,741
                                                                                                ============

  Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at June 30, 2000 approximates book cost of $131,844,624. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        ------------------------------------------------
        Gross unrealized appreciation      $  25,429,269
        Gross unrealized depreciation        (12,024,263)
                                           -------------
        Net unrealized appreciation        $  13,405,006
        ------------------------------------------------

   ADR - American Depositary Receipt


See accompanying notes to financial statements.                               19

JUNDT ASSOCIATES' APPROACH TO INVESTING: TWENTY-FIVE FUND

THE TWENTY-FIVE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE LONG-TERM CAPITAL appreciation by investing in a more concentrated portfolio of approximately, but not less than, 25 issues of common stock. In selecting investments for the Fund's portfolio, Jundt Associates employs a fundamental "bottom up" approach in seeking to identify companies with strong revenue growth. The companies invested in by the Fund will typically be companies that also are represented in the other Jundt Funds. Because this Fund is a non-diversified Fund, Jundt Associates may, with respect to 50% of the assets of the Fund, use broad investment discretion in the pursuit of the investment objective. However, investment company regulations require that at least 50% of the Fund's assets must be fully diversified. See the Fund's prospectus for a description of the risks that may be associated with an investment in the Fund.


INDUSTRY SECTORS REPRESENTED IN THE FUND'S PORTFOLIO AS OF JUNE 30, 2000
(as a percentage of net assets)
--------------------------------------------------------------------------------

                                  [PIE CHART]

                 Computer Services/Software             16.0%
                 Healthcare Services                    10.6%
                 Medical Devices/Drugs                  26.5%
                 Interactive Media                       2.7%
                 Internet Services                       2.6%
                 Telecommunication Infrastructure        8.9%
                 Wireless/Telecommunication Services    19.4%
                 Internet Technology                    14.4%
                 Retail                                  1.7%
                 Restaurants                             5.3%

PERFORMANCE DATA: TWENTY-FIVE FUND (UNAUDITED)

TOTAL RETURN BASED ON A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[PLOT POINTS CHART]

                   JUNDT                   JUNDT
             TWENTY-FIVE FUND(1)     TWENTY-FIVE FUND(1)                     LIPPER CAPITAL
              (Class A shares         (Class A shares       RUSSELL 1000      APPRECIATION
            without sales charge)*   with sales charge)    GROWTH INDEX(2)    FUND INDEX(3)
            ----------------------   ------------------    ---------------    -------------
12/31/97           10,000                 10,000               10,000            10,000
3/31/98            11,940                 11,313               11,267            11,278
6/30/98            13,080                 12,393               12,038            11,469
9/30/98            14,540                 13,777                9,823             9,023
12/31/98           17,521                 16,602               13,871            11,998
3/31/99            19,638                 18,607               13,226            12,574
6/30/99            21,035                 19,930               15,320            13,794
9/30/99            20,085                 19,301               14,759            13,247
12/31/99           24,809                 23,507               18,470            16,698
3/31/00            26,699                 25,297               19,788            18,199
6/30/00            23,861                 22,608               19,254            16,439


AVERAGE ANNUAL TOTAL RETURNS (for year ended June 30, 2000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        SINCE
                                                    1-YEAR          INCEPTION(4)
--------------------------------------------------------------------------------
 JUNDT TWENTY-FIVE CLASS A
 Without sales charge*                               13.43%            41.58%
 With sales charge (a)                                7.48             38.56
--------------------------------------------------------------------------------
 JUNDT TWENTY-FIVE CLASS B
 Without sales charge*                               12.51             40.35
 With sales charge (b)                                8.51             39.63
--------------------------------------------------------------------------------
 JUNDT TWENTY-FIVE CLASS C
 Without sales charge                                12.49             40.52
 With sales charge (c)                               11.49             40.52
--------------------------------------------------------------------------------
 JUNDT TWENTY-FIVE CLASS I                           13.76             41.92
--------------------------------------------------------------------------------
 RUSSELL 1000 GROWTH INDEX                           25.67             30.01
--------------------------------------------------------------------------------
 LIPPER CAPITAL APPRECIATION FUND INDEX              19.18             22.00
--------------------------------------------------------------------------------

*Applicable to investors who purchased shares at net asset value (without sales charges).
 (a) maximum initial sales charge of 5.25%.
 (b) a contingent deferred sales charge of up to 4% will be imposed if shares are redeemed within six years of purchase.
 (c) a contingent deferred sales charge of 1% will be imposed if shares are redeemed within one year of purchase.

(1)Total return is based on a hypothetical investment at the Fund's inception on December 31, 1997. ACTUAL PERFORMANCE OF INVESTORS WILL VARY DEPENDING UPON THE TIMING OF THEIR INVESTMENTS IN THE FUND. Total return assumes reinvestment of all dividends and distributions. One line reflects total return with deduction of the current maximum initial sales charge of 5.25%, and the other line reflects total return without such charge. The ending value of investments in the Fund's Class B shares, Class C shares (each reflecting the deduction of the appropriate deferred sales charge, if any) and Class I shares (which are not subject to any sales charges) over the same time period was $22,650, $23,420 and $24,008, respectively. Class B, Class C and Class I performance will vary from Class A performance due to the differences in sales charges and expenses applicable to an investment in each such class.

(2)The Russell 1000 Growth Index measures the performance of the companies within the Russell 1000 Index with relatively higher price-to-book ratios and forecasted growth values. THE INDEX DOES NOT REFLECT THE DEDUCTION OF SALES CHARGES AND EXPENSES THAT ARE BORNE BY MUTUAL FUND INVESTORS. Inception date for index data is December 31, 1997.

(3)The Lipper Capital Appreciation Fund Index is the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. Performance is presented net of the funds' fees and expenses and assumes reinvestment of all dividends and distributions. HOWEVER, APPLICABLE SALES CHARGES ARE NOT TAKEN INTO CONSIDERATION. Inception date for index data is December 31, 1997.

(4)Inception date is December 31, 1997, for the Fund's shares.

   PAST PERFORMANCE OF THE FUND SHOULD NOT BE CONSIDERED PREDICTIVE OF FUTURE FUND PERFORMANCE. PERFORMANCE INFORMATION RELATING TO JUNDT TWENTY-FIVE FUND REFLECTS THE VOLUNTARY PAYMENT OR REIMBURSEMENT BY JUNDT ASSOCIATES, INC., THE FUND'S INVESTMENT ADVISER, OF CERTAIN FEES AND EXPENSES. INVESTMENT RETURN AND PRINCIPAL VALUE OF FUND SHARES WILL FLUCTUATE SO THAT SUCH SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. NON-DIVERSIFIED MUTUAL FUNDS MAY EXPERIENCE GREATER PRICE VOLATILITY THAN DIVERSIFIED MUTUAL FUNDS.

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2000

COMMON STOCKS

Industry Description and Issue                    Number of Shares                Cost    Market Value (a)
----------------------------------------------------------------------------------------------------------
COMPUTER SERVICES/SOFTWARE (16.0%)
----------------------------------------------------------------------------------------------------------
   Immersion Corporation (b)                               102,100         $ 2,628,194         $ 3,063,000
   Microsoft Corporation (b)                                48,400           4,065,867           3,872,000
   Siebel Systems Inc. (b)                                  21,900             962,252           3,582,019
   Veritas Software Corporation (b)                          8,000             115,007             904,125
                                                                           -------------------------------
                                                                             7,771,320          11,421,144
                                                                           -------------------------------
HEALTHCARE SERVICES (10.6%)
----------------------------------------------------------------------------------------------------------
   Immunex Inc. (b)                                         70,600           2,595,265           3,490,287
   Schering Plough Corporation                              81,300           3,108,000           4,105,650
                                                                           -------------------------------
                                                                             5,703,265           7,595,937
                                                                           -------------------------------
INTERACTIVE MEDIA (2.7%)
----------------------------------------------------------------------------------------------------------
   Echostar Communications - Class A (b)                    57,600             876,952           1,907,100
                                                                           -------------------------------
INTERNET SERVICES (2.6%)
----------------------------------------------------------------------------------------------------------
   Korea Thrunet Company Limited - Class A (b)             133,400           3,484,737           1,867,600
                                                                           -------------------------------
INTERNET TECHNOLOGY (14.4%)
----------------------------------------------------------------------------------------------------------
   America Online Inc. (b)                                 109,500           6,410,062           5,776,125
   Intuit Inc. (b)                                          56,900           2,114,806           2,354,237
   Starmedia Network Inc. (b)                              114,900           3,800,326           2,168,738
                                                                           -------------------------------
                                                                            12,325,194          10,299,100
                                                                           -------------------------------


See accompanying notes to schedule of investments.                            22

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2000

COMMON STOCKS (CONTINUED)

Industry Description and Issue              Number of Shares                Cost    Market Value (a)
----------------------------------------------------------------------------------------------------
MEDICAL DEVICES/DRUGS (26.5%)
----------------------------------------------------------------------------------------------------
   Amgen (b)                                          26,200         $   950,169         $ 1,840,550
   Biogen Inc. (b)                                    43,600           2,496,288           2,812,200
   Heartport Inc. (b)                                712,500           3,456,203           2,048,437
   Merck & Co.                                        20,200           1,318,524           1,547,825
   Minimed Inc. (b)                                   32,300           2,821,402           3,811,400
   Pharmacia Corporation                             133,600           5,217,329           6,905,450
                                                                     -------------------------------
                                                                      16,259,915          18,965,862
                                                                     -------------------------------
RESTAURANTS (5.3%)
----------------------------------------------------------------------------------------------------
   Starbucks Corporation (b)                         100,400           2,609,356           3,834,025
                                                                     -------------------------------
RETAIL (1.7%)
----------------------------------------------------------------------------------------------------
   Home Depot                                         25,200             962,411           1,258,425
                                                                     -------------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (8.9%)
----------------------------------------------------------------------------------------------------
   Advanced Fibre Communication (b)                   20,000           1,196,876             906,250
   Cisco Systems Inc. (b)                             26,300             870,104           1,671,694
   Global Telesystems Inc. (b)                       175,000           2,473,538           2,110,937
   Level 3 Communications Inc. (b)                    19,000           1,627,871           1,672,000
                                                                     -------------------------------
                                                                       6,168,389           6,360,881
                                                                     -------------------------------


See accompanying notes to schedule of investments.                            23

                                                          Jundt Twenty-Five Fund
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2000

COMMON STOCKS (CONCLUDED)

Industry Description and Issue                   Number of Shares               Cost    Market Value (a)
--------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (19.4%)
--------------------------------------------------------------------------------------------------------
   Cablevision Systems Class A (b)                         22,000        $ 1,268,435         $ 1,493,250
   Charter Communications (b)                             156,900          3,120,943           2,579,044
   Gemstar International Group (b)                         49,600          1,691,977           3,048,075
   NDS Group PLC ADR (b)                                   25,000          1,845,000           1,525,000
   Qwest Communications International (b)                  44,100          1,329,121           2,191,219
   Sirius Satellite Radio Inc. (b)                         40,000          1,566,112           1,772,500
   Terayon Communication Systems (b)                       20,000          1,221,250           1,284,688
                                                                         -------------------------------
                                                                          12,042,838          13,893,776
                                                                         -------------------------------

TOTAL COMMON STOCKS (108.1%)                                             $68,204,377(c)       77,403,850
                                                                         ===========

   Liabilities in excess of other assets (-8.1%)                                              (5,825,830)
                                                                                             -----------

NET ASSETS (100.0%)                                                                          $71,578,020
                                                                                             ===========

  Notes to Schedule of Investments:

   Percentage of investments as shown is the ratio of the total market value to total net assets.

   (a) Securities are valued by procedures described in note 2 to the financial statements.

   (b) Presently non-income producing.

   (c) Cost for federal income tax purposes at June 30, 2000 approximates book cost of $68,204,377. The aggregate gross unrealized appreciation and depreciation on investments in securities based on this cost were:

        -----------------------------------------------
        Gross unrealized appreciation      $ 16,856,281
        Gross unrealized depreciation        (7,656,808)
                                           ------------
        Net unrealized appreciation        $  9,199,473
        -----------------------------------------------


   ADR - American Depositary Receipt


See accompanying notes to financial statements.                               24

FINANCIAL STATEMENTS (UNAUDITED)                                   June 30, 2000

STATEMENTS OF ASSETS AND LIABILITIES

                                                            Jundt           Jundt           Jundt           Jundt
                                                           Growth       U.S. Emerging    Opportunity     Twenty-Five
                                                            Fund         Growth Fund        Fund            Fund
---------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------
   Investment in securities, at market value (note 2)
    including repurchase agreements of $3,000,000,
    $7,250,000, $0, and $0, respectively (identified
    cost: $74,762,975, $143,312,065, $131,844,624,
    and $68,204,377, respectively)                       $ 96,316,980    $155,588,321    $145,249,630    $ 77,403,850
   Cash                                                        16,316          22,788              --              --
   Receivable for securities sold                                  --         135,620       5,583,153              --
   Receivable for capital shares sold                          61,963         363,923       1,080,894         170,062
   Receivable from brokers for proceeds on securities
    sold short                                                     --              --         973,393         142,714
   Dividends and accrued interest receivable                   24,777           1,239          27,364          21,890
   Deferred organizational costs                                   --           8,752          12,662          15,780
   Prepaid expenses and other assets                            3,685          58,182          34,715          19,801
                                                        -------------------------------------------------------------
    Total assets                                           96,423,721     156,178,825     152,961,811      77,774,097
                                                        -------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------
   Loans payable                                                   --              --       7,411,000       5,342,000
   Payable for securities purchased                         1,626,974       1,466,562       6,930,129         280,500
   Payable for capital shares redeemed                         80,338         974,071         133,358         324,547
   Payable to custodian                                            --              --           3,657           4,663
   Accrued investment advisory fee                             77,677         121,960         142,143          76,015
   Accrued distribution fee                                     4,873          74,264          59,657          36,205
   Interest payable (note 5)                                       --              --          78,321          43,604
   Accrued expenses and other liabilities                     124,073         121,507         117,805          88,543
                                                        -------------------------------------------------------------
    Total liabilities                                       1,913,935       2,758,364      14,876,070       6,196,077
                                                        -------------------------------------------------------------
   Net assets applicable to outstanding capital stock    $ 94,509,786    $153,420,461    $138,085,741    $ 71,578,020
                                                        =============================================================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               25

FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)                       June 30, 2000

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

                                                              Jundt           Jundt             Jundt            Jundt
                                                             Growth       U.S. Emerging      Opportunity      Twenty-Five
                                                              Fund         Growth Fund          Fund             Fund
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------------------------
   Capital stock (note 1)                                 $ 58,890,468     $116,939,868     $ 97,319,531     $ 60,468,746
   Accumulated net investment loss                            (529,605)        (901,417)      (1,468,208)        (782,973)
   Undistributed net realized gain on investments           14,594,918       25,105,754       28,829,412        2,692,774
   Unrealized appreciation on investments                   21,554,005       12,276,256       13,405,006        9,199,473
                                                          ---------------------------------------------------------------
   Total, representing net assets applicable to
    outstanding capital stock                             $ 94,509,786     $153,420,461     $138,085,741     $ 71,578,020
                                                          ===============================================================
   Net assets applicable to outstanding Class A shares    $  3,005,986     $ 63,862,826     $ 47,156,801     $ 24,138,846
                                                          ===============================================================
   Net assets applicable to outstanding Class B shares    $  3,695,696     $ 46,426,712     $ 37,427,685     $ 22,097,247
                                                          ===============================================================
   Net assets applicable to outstanding Class C shares    $  1,538,879     $ 31,308,714     $ 26,144,316     $ 16,128,908
                                                          ===============================================================
   Net assets applicable to outstanding Class I shares    $ 86,269,225     $ 11,822,209     $ 27,356,939     $  9,213,019
                                                          ===============================================================
SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
-------------------------------------------------------------------------------------------------------------------------
   Class A shares of capital stock outstanding:
    174,600; 2,753,323; 1,984,316 and 1,103,811,
    respectively                                          $      17.22     $      23.19     $      23.76     $      21.87
                                                          ===============================================================
   Class B shares of capital stock outstanding:
    223,187; 2,065,165; 1,612,539 and 1,032,518,
    respectively                                          $      16.56     $      22.48     $      23.21     $      21.40
                                                          ===============================================================
   Class C shares of capital stock outstanding:
    92,592; 1,393,788; 1,130,075 and 749,632,
    respectively                                          $      16.62     $      22.46     $      23.14     $      21.52
                                                          ===============================================================
   Class I shares of capital stock outstanding:
    4,948,317; 499,155; 1,141,451 and 419,044,
    respectively                                          $      17.43     $      23.68     $      23.97     $      21.99
                                                          ===============================================================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               26

FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)                       June 30, 2000

STATEMENTS OF OPERATIONS

                                                                 Jundt           Jundt            Jundt            Jundt
                                                                Growth       U.S. Emerging     Opportunity      Twenty-Five
For the six months ended June 30, 2000                           Fund         Growth Fund         Fund             Fund
----------------------------------------------------------------------------------------------------------------------------
INCOME
----------------------------------------------------------------------------------------------------------------------------
   Interest                                                  $    152,052     $    750,960     $    245,657     $    130,343
   Dividends                                                      118,143              792           71,301           55,722
                                                             ---------------------------------------------------------------
                                                                  270,195          751,752          316,958          186,065
                                                             ---------------------------------------------------------------
EXPENSES (note 4)
----------------------------------------------------------------------------------------------------------------------------
   Investment adviser fee                                         488,940          656,711          718,456          465,335
   Transfer agent fee                                              83,372           84,925           82,145           71,163
   Administrative fee                                              90,797          119,961          105,761           66,135
   Accounting Fee                                                  19,670           25,062           21,184           18,870
   Registration fee                                                13,000           33,760           16,360           27,220
   Legal fees                                                      16,800           14,370           16,630            8,940
   Reports to shareholders                                         13,640           10,770           12,740            7,430
   Directors' fees                                                 15,240           18,060           11,690            9,530
   Custodian fee                                                    9,350           12,150            9,410           10,110
   Amortization of deferred organizational costs                       --            8,648            4,235            3,141
   Audit fees                                                       9,000           12,360            8,820            7,670
   Account maintenance fee:
    Class A                                                         3,449           66,896           40,931           29,637
    Class B                                                         4,622           48,891           37,972           26,996
    Class C                                                         1,730           33,067           27,151           20,616
   Distribution fee:
    Class B                                                        13,867          146,672          113,916           80,992
    Class C                                                         5,192           99,203           81,451           61,849
   Other                                                           11,131            9,771            9,830            8,300
                                                             ---------------------------------------------------------------
     Total expenses before interest                               799,800        1,401,277        1,318,682          923,934
   Interest expense (note 5)                                           --               --           79,811           45,104
                                                             ---------------------------------------------------------------
     Total expenses after interest                                799,800        1,401,277        1,398,493          969,038
                                                             ---------------------------------------------------------------
   Net investment loss                                           (529,605)        (649,525)      (1,081,535)        (782,973)
                                                             ---------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
   Net realized gain on investments and futures
    transactions (note 3)                                       6,640,536       14,206,290       19,342,831        1,473,025
   Net realized gain (loss) on short sale transactions
    (note 3)                                                           --               --        1,698,449          (20,286)
                                                             ---------------------------------------------------------------
   Net realized gain on investments, futures transactions
    and short sale transactions                                 6,640,536       14,206,290       21,041,280        1,452,739
   Net change in unrealized appreciation (depreciation)
    on investments                                             (8,559,045)      (9,471,062)      (8,246,033)      (4,720,173)
                                                             ---------------------------------------------------------------
    Net gain (loss) on investments                             (1,918,509)       4,735,228       12,795,247       (3,267,434)
                                                             ---------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
    operations                                               $ (2,448,114)    $  4,085,703     $ 11,713,712     $ (4,050,407)
                                                             ===============================================================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               27

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 Jundt Growth Fund
                                                                       ------------------------------------
                                                                              For the
                                                                         Six months ended
                                                                              6/30/00         Year ended
                                                                            (unaudited)       12/31/1999
-----------------------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------------------
   Net investment loss                                                     $   (529,605)    $   (779,519)
   Net realized gain on investments, futures transactions and
    short sale transactions                                                   6,640,536       22,184,877
   Net change in unrealized appreciation (depreciation) on investments,
    futures transactions and short sale transactions                         (8,559,045)      (3,735,147)
                                                                         ----------------------------------
   Net increase (decrease) in net assets resulting from operations           (2,448,114)      17,670,211
                                                                         ----------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
   Realized capital gains - net                                                      --      (11,964,526)
                                                                         ----------------------------------
   Total dividends and distributions to shareholders                                 --      (11,964,526)
                                                                         ----------------------------------
CAPITAL SHARE TRANSACTIONS
-----------------------------------------------------------------------------------------------------------
   Net proceeds from shares sold:
    Class A shares                                                              945,088        2,778,513
    Class B shares                                                              544,987        2,981,534
    Class C shares                                                              649,596        1,006,465
    Class I shares                                                              491,383          550,486
   Distributions reinvested:
    Class A shares                                                                   --          302,691
    Class B shares                                                                   --          398,310
    Class C shares                                                                   --          120,451
    Class I shares                                                                   --        7,029,010
   Cost of shares redeemed:
    Class A shares                                                             (777,714)      (1,180,075)
    Class B shares                                                             (377,621)        (196,017)
    Class C shares                                                             (253,880)        (197,887)
    Class I shares                                                           (5,503,075)      (8,537,293)
                                                                         ----------------------------------
   Net increase (decrease) in net assets
    from capital share transactions                                          (4,281,236)       5,056,188
                                                                         ----------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                   (6,729,350)      10,761,873
   Net assets at beginning of year                                          101,239,136       90,477,263
                                                                         ----------------------------------
   Net assets at end of year                                               $ 94,509,786     $101,239,136
                                                                         ==================================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               28

                                                                   June 30, 2000


   Jundt U.S. Emerging Growth Fund        Jundt Opportunity Fund            Jundt Twenty-Five Fund
------------------------------------------------------------------------------------------------------
         For the                          For the                           For the
    Six months ended                  Six months ended                 Six months ended
         6/30/00       Year ended         6/30/00        Year ended         6/30/00        Year ended
      (unaudited)      12/31/1999       (unaudited)      12/31/1999       (unaudited)      12/31/1999
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
     $   (649,525)    $   (422,919)    $ (1,081,535)    $   (927,333)    $   (782,973)    $   (418,882)

       14,206,290       14,018,848       21,041,280       11,080,167        1,452,739        1,786,001

       (9,471,062)      15,656,848       (8,246,033)      12,608,507       (4,720,173)      12,258,969
------------------------------------------------------------------------------------------------------
        4,085,703       29,252,777       11,713,712       22,761,341       (4,050,407)      13,626,088
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
               --       (1,642,311)              --         (527,460)              --               --
------------------------------------------------------------------------------------------------------
               --       (1,642,311)              --         (527,460)              --               --
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------

       32,694,971       22,402,262       23,449,083       18,074,595       10,833,217       13,633,294
       19,191,327       13,762,669       11,580,423       13,005,455        6,955,077       12,178,751
       14,377,244       11,732,741        8,601,141       12,772,407        4,875,104       12,400,626
          166,640          313,826          339,481        1,329,246          809,851        4,830,791

               --          566,986               --          152,312               --               --
               --          421,061               --           84,270               --               --
               --          274,515               --           79,182               --               --
               --           52,425               --           31,634               --               --

       (4,805,905)      (6,394,869)      (4,030,526)      (9,979,924)      (3,230,387)      (3,057,103)
       (2,022,479)      (2,741,316)      (1,795,112)      (2,601,163)      (1,326,647)        (397,517)
       (2,197,742)      (2,462,824)      (2,837,569)      (1,441,104)      (1,941,154)      (1,627,412)
       (1,610,309)      (2,161,675)      (1,158,615)        (702,741)      (1,194,792)        (835,023)
------------------------------------------------------------------------------------------------------

       55,793,747       35,765,801       34,148,306       30,804,169       15,780,269       37,126,407
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
       59,879,450       63,376,267       45,862,018       53,038,050       11,729,862       50,752,495
       93,541,011       30,164,744       92,223,723       39,185,673       59,848,158        9,095,663
------------------------------------------------------------------------------------------------------
     $153,420,461     $ 93,541,011     $138,085,741     $ 92,223,723     $ 71,578,020     $ 59,848,158
======================================================================================================


--------------------------------------------------------------------------------

FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

                                                                    Jundt Growth Fund
                                                           -----------------------------------
                                                                  For the
                                                             Six months ended
                                                                  6/30/00        Year ended
                                                                (unaudited)      12/31/1999
----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------
   Shares sold:
    Class A shares                                                  55,068          153,263
    Class B shares                                                  31,893          169,676
    Class C shares                                                  38,075           57,535
    Class I shares                                                  26,498           30,349
   Shares issued for dividends reinvested:
    Class A shares                                                      --           17,208
    Class B shares                                                      --           23,444
    Class C shares                                                      --            7,069
    Class I shares                                                      --          394,888
   Shares redeemed:
    Class A shares                                                 (43,399)         (64,814)
    Class B shares                                                 (22,490)         (11,056)
    Class C shares                                                 (14,824)         (11,018)
    Class I shares                                                (306,808)        (468,529)
                                                                ------------------------------
   Net increase (decrease) in shares outstanding                  (235,987)         298,015
                                                                ==============================


--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               30

                                                                   June 30, 2000


   Jundt U.S. Emerging Growth Fund       Jundt Opportunity Fund             Jundt Twenty-Five Fund
-----------------------------------------------------------------------------------------------------
        For the                          For the                            For the
    Six months ended                 Six months ended                   Six months ended
        6/30/00        Year ended        6/30/00         Year ended          6/30/00       Year ended
      (unaudited)      12/31/1999      (unaudited)       12/31/1999        (unaudited)     12/31/1999
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------

       1,389,489        1,449,388        1,046,006        1,078,660          451,856          760,275
         834,917          901,036          523,510          784,523          299,255          668,221
         625,358          798,264          391,193          773,452          208,457          671,051
           6,768           21,440           14,316           78,801           32,017          301,229

              --           27,457               --            7,164               --               --
              --           20,959               --            4,042               --               --
              --           13,671               --            3,810               --               --
              --            2,489               --            1,477               --               --

        (216,431)        (435,030)        (181,205)        (588,445)        (140,623)        (165,779)
         (92,215)        (178,206)         (82,602)        (154,749)         (60,413)         (20,576)
        (100,163)        (168,953)        (129,344)         (86,642)         (85,859)         (85,825)
         (66,477)        (144,698)         (53,408)         (40,935)         (51,151)         (45,119)
-----------------------------------------------------------------------------------------------------
       2,381,246        2,307,817        1,528,466        1,861,158          653,539        2,083,477
=====================================================================================================


--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          June 30, 2000

1. ORGANIZATION

The Jundt Funds are registered under the Investment Company Act of 1940 (as amended) (the "Act") as open-end management investment companies, each of which has different investment objectives and their own investment portfolios and net asset values. The Jundt Growth Fund, Inc. ("Growth Fund") commenced operations on September 3, 1991, as a diversified, closed-end investment company and converted to an open-end investment company immediately following the close of business on December 28, 1995. Jundt U.S. Emerging Growth Fund ("U.S. Emerging Growth Fund"), Jundt Opportunity Fund ("Opportunity Fund") and Jundt Twenty-Five Fund ("Twenty-Five Fund") are Funds within Jundt Funds, Inc. (the "Company"). The Company accounts separately for the assets, liabilities and operations of each Fund. U.S. Emerging Growth Fund, a diversified Fund of the Company, commenced operations on January 2, 1996. Opportunity Fund, a non-diversified Fund of the Company, commenced operations on December 26, 1996. Twenty-Five Fund, a non-diversified Fund of the Company, commenced operations on December 31, 1997.

Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund (the "Funds") currently offer shares in four classes (Class A, Class B, Class C and Class I). Prior to April 22, 1997, Class I shares of each Fund then in existence were referred to as Class A shares, and the current Class A shares of each such Fund were referred to as Class D shares. Shares of Class I of U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund (which are not subject to a front-end or deferred sales charge) are available for investment only by certain individuals and entities associated with the Funds. Class A shares of each Fund and Class I shares of Growth Fund (which are available only to persons that may purchase the other Fund's Class I shares and to Growth Fund shareholders at the time of the open-end conversion) are generally sold with a front-end sales charge. Shares of Class B and Class C of each Fund may be subject to a contingent deferred sales charge when redeemed.

All classes of shares have identical liquidation and other rights and the same terms and conditions except that Class A, Class B, and Class C shares bear certain expenses related to the account maintenance of such shares and Class B and Class C shares also bear certain expenses related to the distribution of such shares. Shareholder servicing costs attributable to a particular class will be allocated to such class. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures and to certain other matters relating exclusively to such class; otherwise, all classes of shares have the same voting rights.

U.S. Emerging Growth Fund has discontinued the public sale of its shares to new investors as of April 30, 2000. However, shareholders who have open U.S. Emerging Growth Fund accounts may continue to make additional investments in such accounts and reinvest dividends and capital gains distributions. Current shareholders in the Fund may also be able to open additional U.S. Emerging Growth Fund accounts under certain limited conditions. If a U.S. Emerging Growth Fund account is closed, however, additional investments in the Fund will not normally be possible.

Growth Fund is authorized to issue up to 10 billion shares, par value $0.01 per share. The Company is authorized to issue up to 1 trillion shares, par value $0.01 per share. Currently, 10 billion shares have been designated to each U.S. Emerging Growth Fund , Opportunity Fund and Twenty-Five Fund.

The investment objective of each Fund is as follows:

* Growth Fund -- to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of companies that are believed by the Adviser to have significant potential for growth in revenue and earnings.

* U.S. Emerging Growth Fund -- to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of emerging growth companies that are believed by the Adviser to have significant potential for growth in revenue and earnings.

* Opportunity Fund -- to provide capital appreciation by employing an aggressive yet flexible investment program emphasizing investments in domestic companies that are believed by the Adviser to have significant potential for capital appreciation.

* Twenty Five Fund -- to provide long term capital appreciation by investing in a core portfolio of approximately, but not less than, 25 issues of common stock.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)              June 30, 2000

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies followed by the Funds are as follows:

INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges or included in a national market system and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates market value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of discount, is accrued daily.

FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders.

Therefore, no income tax provision is required. In addition, on a calendar year basis, the Funds will make sufficient distributions of their net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security (U.S. government securities) at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

INITIAL PUBLIC OFFERINGS
The Funds may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Funds may not experience similar performance as their assets grow.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES
The Funds may engage in various portfolio strategies to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS: For hedging purposes, the Funds may purchase and sell put and call options on its portfolio securities. Opportunity Fund and Twenty-Five Fund may also use options for purposes of increasing investment return.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the conterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)              June 30, 2000

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS: The Funds may purchase or sell financial futures contracts for hedging purposes. Opportunity Fund and Twenty-Five Fund may also use financial futures contracts for purposes of increasing investment return. A futures contract is an agreement between two parties to buy or sell a security for a set price on a future date. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SHORT SALE TRANSACTIONS: Opportunity Fund and Twenty-Five Fund may engage in short-selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and/or custodian, of cash and/or other liquid securities sufficient to cover its short position. Securities sold short at June 30, 2000, if any, and their related market values and proceeds are set forth in the Notes to Schedule of Investments.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among the Funds on a pro rata basis.

DEFERRED ORGANIZATION AND OFFERING COSTS
Organization costs were incurred in connection with the start-up and initial registration of U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund. These costs are being amortized over 60 months on a straight-line basis from the commencement of investment operations of such Fund. In the event any of the initial shares are redeemed during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed to the number of initial shares outstanding as the time of redemption.

Offering costs were capitalized by the Funds and amortized over twelve months commencing with operations.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

3. INVESTMENT SECURITY TRANSACTIONS

For the six months ended June 30, 2000, for Growth Fund, U.S. Emerging Growth Fund, Opportunity Fund and Twenty-Five Fund, the cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                                     Cost of          Proceeds
                                                    Purchases        from Sales
--------------------------------------------------------------------------------
Growth Fund                                        $ 86,134,682     $ 83,769,395
U.S. Emerging
 Growth Fund                                       $149,896,417     $ 57,056,329
Opportunity Fund
   Long-term investment
    transactions                                   $242,790,315     $177,214,215
   Short sale transactions                         $ 53,290,049     $ 59,838,527
Twenty-Five Fund
   Long-term investment
    transactions                                   $ 54,417,096     $ 25,972,739
   Short sale transactions                         $ 10,119,129     $ 10,637,255
================================================================================

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Funds have entered into investment advisory agreements with the Adviser. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel,

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)              June 30, 2000

facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays a monthly investment advisory fee calculated at the following annualized rates: Growth Fund and U.S. Emerging Growth Fund -- 1% of each Fund's average daily net assets; Opportunity Fund and Twenty-Five Fund -- 1.3% of each Fund's average daily net assets.

Each Fund has entered into an Administration Agreement with Firstar Mutual Fund Services, LLC (the "Administrator") effective March 1, 2000. For the services rendered to each Fund and the facilities furnished, each Fund is obliged to pay the Administrator, subject to an annual minimum of $45,000 per Fund, a monthly fee at an annual rate of .11% of the first $200 million of the Fund's average daily net assets, .09% of the next $500 million of the Fund's average daily net assets, and .07% on the Fund's average daily net assets in excess of $700 million. For its fee, the Administrator provides certain administrative, clerical and record keeping services for each Fund.

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares. Pursuant to the Distribution Plans adopted by each Fund in accordance with Rule 12b-1 under the Act, each Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of each Fund's shares as follows:

                                                      Account
                                                    Maintenance     Distribution
                                                        Fee             Fee
--------------------------------------------------------------------------------
Class A                                                 0.25%             --
Class B                                                 0.25%           0.75%
Class C                                                 0.25%           0.75%
================================================================================

In addition to the investment management fee, the administrative fee and account maintenance and distribution fees, each Fund is responsible for paying most other operating expenses, including directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, insurance and other miscellaneous expenses.

Legal fees of $16,800 for the six months ended June 30, 2000, for Growth Fund, $14,370 for U.S. Emerging Growth Fund, $16,630 for Opportunity Fund and $8,940 for Twenty-Five Fund were incurred with a law firm of which the secretary of each Fund is a partner. Certain officers and/or directors of each Fund are officers and/or directors of the Adviser and/or the Distributor.


Each of the director's of the Company and Growth Fund is also a director of other fund companies managed by the Investment Adviser. The Company, Growth Fund and the other fund companies managed by the Investment Adviser have agreed to pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "affiliated person" as defined in the Act a combined fee of $15,000 per year plus $1,500 for each meeting attended.

5. BANK BORROWING

The Opportunity Fund and Twenty-Five Fund entered into a Line of Credit Agreement with Firstar Bank, N.A., Wisconsin, for an amount not to exceed the lesser of $30,000,000 or 30% of the Fund's assets. For the six months ended June 30, 2000, the Opportunity Fund's average daily balance of loans outstanding was $40,720 at a weighted average interest rate of 9.17%. The maximum amount of loans outstanding at any time during the period was $19,657,000, or 12.93% of total assets. The loans were collateralized by certain Opportunity Fund investments. The Twenty-Five Fund's average daily balance of loans outstanding was $29,352 at a weighted average interest rate of 9.41%. The maximum amount of loans outstanding at any time during the period was $8,427,000, or 9.72% of total assets. The loans were collateralized by certain Twenty-Five Fund investments.

6. FINANCIAL HIGHLIGHTS -- GROWTH FUND AND U.S. EMERGING GROWTH FUND

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows.

                                                                   Net Realized
                                         Beginning                      and         Dividends   Distributions
                                         Net Asset       Net        Unrealized      from Net      from Net
                                         Value Per   Investment   Gain (Loss) on   Investment    Investment
                                           Share        Loss        Investments      Income         Gains
-------------------------------------------------------------------------------------------------------------
GROWTH FUND
Class A
 Six months ended 6/30/00 (unaudited)     $ 17.68       (0.10)          (0.36)            --           --
 Year ended 12/31/99                      $ 16.66       (0.18)           3.45             --        (2.25)
 Year ended 12/31/98                      $ 14.20       (0.24)           6.22             --        (3.52)
 Year ended 12/31/97                      $ 13.64       (0.23)           1.64             --        (0.85)
 Year ended 12/31/96                      $ 11.95       (0.26)           2.03             --        (0.08)
Class B
 Six months ended 6/30/00 (unaudited)     $ 17.07       (0.17)          (0.34)            --           --
 Year ended 12/31/99                      $ 16.23       (0.30)           3.33             --        (2.19)
 Year ended 12/31/98                      $ 13.99       (0.35)           6.11             --        (3.52)
 Year ended 12/31/97                      $ 13.56       (0.32)           1.60             --        (0.85)
 Year ended 12/31/96                      $ 11.95       (0.36)           2.05             --        (0.08)
Class C
 Six months ended 6/30/00 (unaudited)     $ 17.13       (0.15)          (0.36)            --           --
 Year ended 12/31/99                      $ 16.25       (0.30)           3.34             --        (2.16)
 Year ended 12/31/98                      $ 13.97       (0.35)           6.15             --        (3.52)
 Year ended 12/31/97                      $ 13.54       (0.30)           1.58             --        (0.85)
 Year ended 12/31/96                      $ 11.95       (0.36)           2.03             --        (0.08)
Class I
 Six months ended 6/30/00 (unaudited)     $ 17.89       (0.09)          (0.37)            --           --
 Year ended 12/31/99                      $ 16.83       (0.14)           3.49             --        (2.29)
 Year ended 12/31/98                      $ 14.28       (0.20)           6.27             --        (3.52)
 Year ended 12/31/97                      $ 13.69       (0.19)           1.63             --        (0.85)
 Year ended 12/31/96                      $ 11.95       (0.23)           2.05             --        (0.08)
 Year ended 12/31/95                      $ 14.95       (0.12)           2.71             --        (5.59)

U.S. EMERGING GROWTH FUND
Class A
 Six months ended 6/30/00 (unaudited)     $ 21.85       (0.06)           1.40             --           --
 Year ended 12/31/99                      $ 14.96       (0.08)           7.39             --        (0.42)
 Year ended 12/31/98                      $ 13.09       (0.17)           5.02             --        (2.98)
 Year ended 12/31/97                      $ 12.42       (0.11)           4.09             --        (3.31)
 Period from 1/2/96* to 12/31/96          $ 10.00       (0.14)           4.47             --        (1.91)
Class B
 Six months ended 6/30/00 (unaudited)     $ 21.25       (0.13)           1.36             --           --
 Year ended 12/31/99                      $ 14.62       (0.19)           7.18             --        (0.36)
 Year ended 12/31/98                      $ 12.90       (0.27)           4.92             --        (2.93)
 Year ended 12/31/97                      $ 12.37       (0.21)           4.05             --        (3.31)
 Period from 1/2/96* to 12/31/96          $ 10.00       (0.24)           4.52             --        (1.91)
Class C
 Six months ended 6/30/00 (unaudited)     $ 21.24       (0.13)           1.35             --           --
 Year ended 12/31/99                      $ 14.63       (0.19)           7.17             --        (0.37)
 Year ended 12/31/98                      $ 12.88       (0.27)           4.94             --        (2.92)
 Year ended 12/31/97                      $ 12.36       (0.21)           4.04             --        (3.31)
 Period from 1/2/96* to 12/31/96          $ 10.00       (0.24)           4.51             --        (1.91)
Class I
 Six months ended 6/30/00 (unaudited)     $ 22.29       (0.05)           1.44             --           --
 Year ended 12/31/99                      $ 15.22       (0.04)           7.55             --        (0.44)
 Year ended 12/31/98                      $ 13.25       (0.13)           5.10             --        (3.00)
 Year ended 12/31/97                      $ 12.51       (0.07)           4.12             --        (3.31)
 Period from 1/2/96* to 12/31/96          $ 10.00       (0.11)           4.53             --        (1.91)

 * Commencement of operations.
(1)Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns prior to December 29, 1995, report performance of the Growth Fund as a closed-end fund (assuming dividend reinvestment pursuant to the Growth Fund's Dividend Reinvestment Plan as then in effect); as an open-end Fund, the Growth Fund incurs certain additional expenses as a result of the continuous offering and redemption of its shares. Total investment returns for periods of less than one full year are not annualized.
(2)Adjusted to an annual basis.

                                                                   June 30, 2000

                         Ratio to Average Net Assets
                -------------------------------------------
      Ending
    Net Asset         Net                                                    Portfolio    Net Assets at
    Value Per      Investment         Net          Gross          Total       Turnover    End of Period
      Share       Gain (Loss)      Expenses      Expenses       Return(1)       Rate      (000s Omitted)
--------------------------------------------------------------------------------------------------------


     $ 17.22        (1.29)%(2)      1.85%(2)      1.85%(2)       (2.60)%          92%        $  3,006
     $ 17.68        (0.97)%         1.81%         1.81%          19.71%          127%        $  2,880
     $ 16.66        (1.45)%         2.14%         2.14%          42.90%           78%        $    954
     $ 14.20        (1.49)%         2.18%         2.18%          10.67%          115%        $    604
     $ 13.64        (1.81)%         2.13%         2.13%          14.81%           57%        $    340

     $ 16.56        (2.04)%(2)      2.60%(2)      2.60%(2)       (2.99)%          92%        $  3,696
     $ 17.07        (1.70)%         2.56%         2.56%          18.72%          127%        $  3,650
     $ 16.23        (2.18)%         2.89%         2.89%          41.98%           78%        $    515
     $ 13.99        (2.28)%         2.93%         2.93%           9.77%          115%        $    189
     $ 13.56        (2.53)%         2.88%         2.88%          14.14%           57%        $     37

     $ 16.62        (2.04)%(2)      2.60%(2)      2.60%(2)       (2.98)%          92%        $  1,539
     $ 17.13        (1.72)%         2.56%         2.56%          18.82%          127%        $  1,188
     $ 16.25        (2.15)%         2.89%         2.89%          42.32%           78%        $    256
     $ 13.97        (2.32)%         2.93%         2.93%           9.82%          115%        $     80
     $ 13.54        (2.49)%         2.88%         2.88%          13.97%           57%        $      2

     $ 17.43        (1.04)%(2)      1.60%(2)      1.60%(2)       (2.57)%          92%        $ 86,269
     $ 17.89        (0.77)%         1.56%         1.56%          19.97%          127%        $ 93,521
     $ 16.83        (1.23)%         1.89%         1.89%          43.30%           78%        $ 88,752
     $ 14.28        (1.22)%         1.93%         1.93%          10.85%          115%        $ 80,964
     $ 13.69        (1.56)%         1.88%         1.88%          15.22%           57%        $ 96,458
     $ 11.95        (0.72)%         1.60%         1.60%          17.81%          155%        $140,642



     $ 23.19        (0.64)%(2)      1.79%(2)      1.79%(2)        6.13%           56%        $ 63,863
     $ 21.85        (0.25)%         1.80%         2.13%          49.04%          248%        $ 34,531
     $ 14.96        (1.16)%         1.80%         2.93%          38.65%          197%        $  8,058
     $ 13.09        (0.88)%         1.80%         3.35%          33.54%          264%        $  2,117
     $ 12.42        (1.36)%(2)      1.80%(2)      3.83%(2)       43.40%          204%        $  1,275

     $ 22.48        (1.39)%(2)      2.54%(2)      2.54%(2)        5.79%           56%        $ 46,427
     $ 21.25        (1.00)%         2.55%         2.88%          47.96%          248%        $ 28,106
     $ 14.62        (1.91)%         2.55%         3.68%          37.64%          197%        $  8,462
     $ 12.90        (1.63)%         2.55%         4.10%          32.55%          264%        $  3,786
     $ 12.37        (2.15)%(2)      2.55%(2)      3.62%(2)       42.90%          204%        $  1,709

     $ 22.46        (1.39)%(2)      2.54%(2)      2.54%(2)        5.74%           56%        $ 31,309
     $ 21.24        (1.00)%         2.55%         2.88%          47.88%          248%        $ 18,450
     $ 14.63        (1.91)%         2.55%         3.68%          37.82%          197%        $  3,301
     $ 12.88        (1.63)%         2.55%         4.10%          32.50%          264%        $  1,519
     $ 12.36        (2.13)%(2)      2.55%(2)      4.32%(2)       42.82%          204%        $  1,766

     $ 23.68        (0.39)%(2)      1.54%(2)      1.54%(2)        6.24%           56%        $ 11,822
     $ 22.29        (0.00)%         1.55%         1.88%          49.51%          248%        $ 12,455
     $ 15.22        (0.91)%         1.55%         2.68%          39.06%          197%        $ 10,344
     $ 13.25        (0.63)%         1.55%         3.10%          33.87%          264%        $ 11,773
     $ 12.51        (1.09)%(2)      1.55%(2)      3.44%(2)       44.32%          204%        $  9,025

     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)

6. FINANCIAL HIGHLIGHTS (CONCLUDED) -- OPPORTUNITY FUND AND TWENTY-FIVE FUND

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:


                                                                   Net Realized
                                         Beginning                      and         Dividends   Distributions
                                         Net Asset       Net        Unrealized      from Net      from Net
                                         Value Per   Investment   Gain (Loss) on   Investment    Investment
                                           Share        Loss        Investments      Income         Gains
-----------------------------------------------------------------------------------------------------------
OPPORTUNITY FUND
Class A
 Six months ended 6/30/00 (unaudited)     $ 21.42       (0.14)           2.48            --            --
 Year ended 12/31/99                      $ 15.84       (0.20)           5.92            --         (0.14)
 Year ended 12/31/98                      $ 11.03       (0.17)           6.81            --         (1.83)
 Year ended 12/31/97                      $  9.87       (0.17)           4.12            --         (2.79)
 Period from 12/26/96* to 12/31/96        $ 10.00          --           (0.13)           --            --
Class B
 Six months ended 6/30/00 (unaudited)     $ 21.00       (0.23)           2.44            --            --
 Year ended 12/31/99                      $ 15.60       (0.33)           5.81            --         (0.08)
 Year ended 12/31/98                      $ 10.94       (0.27)           6.73            --         (1.80)
 Year ended 12/31/97                      $  9.87       (0.26)           4.12            --         (2.79)
 Period from 12/26/96* to 12/31/96        $ 10.00          --           (0.13)           --            --
Class C
 Six months ended 6/30/00 (unaudited)     $ 20.93       (0.23)           2.44            --            --
 Year ended 12/31/99                      $ 15.56       (0.33)           5.80            --         (0.10)
 Year ended 12/31/98                      $ 10.93       (0.27)           6.71            --         (1.81)
 Year ended 12/31/97                      $  9.87       (0.25)           4.10            --         (2.79)
 Period from 12/26/96* to 12/31/96        $ 10.00          --           (0.13)           --            --
Class I
 Six months ended 6/30/00 (unaudited)     $ 21.58       (0.16)           2.55            --            --
 Year ended 12/31/99                      $ 15.93       (0.16)           5.98            --         (0.17)
 Year ended 12/31/98                      $ 11.06       (0.14)           6.85            --         (1.84)
 Year ended 12/31/97                      $  9.87       (0.14)           4.12            --         (2.79)
 Period from 12/26/96* to 12/31/96        $ 10.00          --           (0.13)           --            --

TWENTY-FIVE FUND
Class A
 Six months ended 6/30/00 (unaudited)     $ 22.74       (0.20)          (0.67)           --            --
 Year ended 12/31/99                      $ 16.06       (0.17)           6.85            --            --
 Year ended 12/31/98                      $ 10.00       (0.15)           7.63         (0.07)        (1.35)
Class B
 Six months ended 6/30/00 (unaudited)     $ 22.34       (0.27)          (0.67)           --            --
 Year ended 12/31/99                      $ 15.89       (0.32)           6.77            --            --
 Year ended 12/31/98                      $ 10.00       (0.27)           7.57         (0.06)        (1.35)
Class C
 Six months ended 6/30/00 (unaudited)     $ 22.48       (0.28)          (0.68)           --            --
 Year ended 12/31/99                      $ 15.96       (0.32)           6.84            --            --
 Year ended 12/31/98                      $ 10.00       (0.25)           7.58         (0.02)        (1.35)
Class I
 Six months ended 6/30/00 (unaudited)     $ 22.82       (0.18)          (0.65)           --            --
 Year ended 12/31/99                      $ 16.07       (0.12)           6.87            --            --
 Year ended 12/31/98                      $ 10.00       (0.10)           7.61         (0.09)        (1.35)

 * Commencement of operations.
(1)For Opportunity Fund, excluding interest expense, net of reimbursement.
(2)For Opportunity Fund, excluding interest expense, before reimbursement.
(3)For Opportunity Fund, including interest expense, before reimbursement.
(4)Total investment return is based on the change in net asset value of a share during the period, asssumes reinvestment of distributions and excludes the effects of sales loads. Total investment returns for periods of less than one full year are not annualized.
(5)Adjusted to an annual basis.

                                                                   June 30, 2000

                                  Ratio to Average Net Assets
                 ------------------------------------------------------------------
     Ending
    Net Asset         Net                                         Gross Expenses                 Portfolio    Net Assets at
    Value Per      Investment        Net          Gross             Including           Total     Turnover    End of Period
      Share       Gain (Loss)     Expenses(1)     Expenses(2)   Interest Expense(3)   Return(4)     Rate      (000s Omitted)
----------------------------------------------------------------------------------------------------------------------------


     $ 23.76       (1.67)%(5)       2.10%(5)       2.10%(5)           2.24%(5)         10.92%        171%         $47,157
     $ 21.42       (1.11)%          2.14%          2.29%              2.32%            36.11%        318%         $23,977
     $ 15.84       (1.28)%          2.14%          3.35%              3.45%            60.83%        376%         $ 9,852
     $ 11.03       (1.71)%          2.14%          6.57%              6.85%            41.15%        298%         $ 1,084
     $  9.87       (2.14)%(5)       2.14%(5)       4.23%(5)           4.23%(5)         (1.30)%         0%         $   112

     $ 23.21       (2.42)%(5)       2.85%(5)       2.85%(5)           2.99%(5)         10.52%        171%         $37,428
     $ 21.00       (1.86)%          2.89%          3.04%              3.07%            35.10%        318%         $24,604
     $ 15.60       (2.03)%          2.89%          4.10%              4.20%            59.60%        376%         $ 8,388
     $ 10.94       (2.36)%          2.89%          7.32%              7.50%            40.25%        298%         $ 2,298
     $  9.87       (2.98)%(5)       2.89%(5)       4.98%(5)           4.98%(5)         (1.30)%         0%         $     1

     $ 23.14       (2.42)%(5)       2.85%(5)       2.85%(5)           2.99%(5)         10.56%        171%         $26,144
     $ 20.93       (1.86)%          2.89%          3.04%              3.07%            35.13%        318%         $18,171
     $ 15.56       (2.06)%          2.89%          4.10%              4.20%            59.53%        376%         $ 2,764
     $ 10.93       (2.49)%          2.89%          7.32%              7.63%            40.12%        298%         $   427
     $  9.87       (3.02)%(5)       2.89%(5)       4.98%(5)           4.98%(5)         (1.30)%         0%         $     1

     $ 23.97       (1.42)%(5)       1.85%(5)       1.85%(5)           1.99%(5)         11.08%        171%         $27,357
     $ 21.58       (0.86)%          1.89%          2.04%              2.08%            36.55%        318%         $25,472
     $ 15.93       (1.04)%          1.89%          3.10%              3.20%            61.29%        376%         $18,182
     $ 11.06       (1.56)%          1.89%          6.32%              6.70%            41.45%        298%         $ 3,973
     $  9.87       (1.89)%(5)       1.89%(5)       3.98%(5)           3.98%(5)         (1.30)%         0%         $   286



     $ 21.87       (1.83)%(5)       2.22%(5)       2.22%(5)           2.35%(5)         (3.83)%        41%         $24,139
     $ 22.74       (0.94)%          2.25%          2.63%               N/A             41.59%        213%         $18,020
     $ 16.06       (1.06)%          2.25%          9.37%               N/A             75.21%        294%         $ 3,181

     $ 21.40       (2.58)%(5)       2.97%(5)       2.97%(5)           3.10%(5)         (4.21)%        41%         $22,097
     $ 22.34       (1.69)%          3.00%          3.38%               N/A             40.59%        213%         $17,734
     $ 15.89       (1.78)%          3.00%         10.12%               N/A             73.37%        294%         $ 2,321

     $ 21.52       (2.58)%(5)       2.97%(5)       2.97%(5)           3.10%(5)         (4.27)%        41%         $16,129
     $ 22.48       (1.69)%          3.00%          3.38%               N/A             40.85%        213%         $14,093
     $ 15.96       (1.81)%          3.00%         10.12%               N/A             73.69%        294%         $   667

     $ 21.99       (1.58)%(5)       1.97%(5)       1.97%(5)           2.10%(5)         (3.64)%        41%         $ 9,213
     $ 22.82       (0.69)%          2.00%          2.38%               N/A             42.00%        213%         $10,001
     $ 16.07       (0.74)%          2.00%          9.12%               N/A             75.43%        294%         $ 2,926